PIMCO Funds
Supplement dated July 1, 2022 to the Bond Funds Prospectus dated July 31, 2021, as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO Dynamic Bond Fund, the PIMCO Mortgage Opportunities and Bond Fund and the PIMCO Strategic Bond Fund (the “Funds”)
Effective immediately, the primary broad-based securities market index of the Funds is the ICE BofA SOFR Overnight Rate Index.
Accordingly, effective immediately, the second paragraph, for the PIMCO Dynamic Bond Fund and the PIMCO Strategic Bond Fund, and the second and third paragraphs, for the PIMCO Mortgage Opportunities and Bond Fund, of the “Performance Information” section of the respective Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s broad-based securities market index is the ICE BofA SOFR Overnight Rate Index. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Fund’s broad-based securities market index was the 3 Month USD LIBOR Index. The Fund’s new benchmark index was selected to replace the 3 Month USD LIBOR Index in light of the upcoming cessation of LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The Lipper Absolute Return Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim for positive returns in all market conditions and invest primarily in debt securities. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of each of the PIMCO Dynamic Bond Fund’s and PIMCO Strategic Bond Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.37%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO Mortgage Opportunities and Bond Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.37%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP1_070122

PIMCO Funds
Supplement dated July 1, 2022 to the Quantitative Strategies Fund Prospectus dated July 31, 2021, as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO TRENDS Managed Futures Strategy Fund (the “Fund”)
Effective July 1, 2022, the primary broad-based securities market index of the Fund is the ICE BofA SOFR Overnight Rate Index.
Accordingly, effective immediately, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s broad-based securities market index is the ICE BofA SOFR Overnight Rate Index. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Fund’s broad-based securities market index was the 3 Month USD LIBOR Index. The Fund’s new benchmark index was selected to replace the 3 Month USD LIBOR Index in light of the upcoming cessation of LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. Lipper Alternative Managed Futures Funds Average is a total return performance average of funds tracked by Lipper Inc. that, by prospectus language, invest primarily in a basket of futures contracts with the aim of reduced volatility and positive returns in any market environment. Investment strategies are based on proprietary trading strategies that include the ability to go long and/or short.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.37%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP2_070122

PIMCO Funds
Supplement dated July 1, 2022 to the Credit Bond Funds Prospectus dated July 31, 2021, as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO Credit Opportunities Bond Fund (the “Fund”)
Effective immediately, the primary broad-based securities market index of the Fund is the ICE BofA SOFR Overnight Rate Index.
Accordingly, effective immediately, the second paragraph of the “Performance Information” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s broad-based securities market index is the ICE BofA SOFR Overnight Rate Index. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Fund’s broad-based securities market index was the 3 Month USD LIBOR Index. The Fund’s new benchmark index was selected to replace the 3 Month USD LIBOR Index in light of the upcoming cessation of LIBOR. LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The Lipper Absolute Return Bond Funds Average is a total return performance average of Funds tracked by Lipper, Inc. that aim for positive returns in all market conditions and invest primarily in debt securities. The funds are not benchmarked against a traditional long-only market index but rather have the aim of outperforming a cash or risk-free benchmark.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.37%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP3_070122

PIMCO Funds
Supplement dated July 1, 2022 to the Equity-Related Strategy Funds Prospectus dated July 30, 2021, as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO RAE Worldwide Long/Short PLUS Fund, the PIMCO RAE Fundamental Advantage PLUS Fund and the PIMCO StocksPLUS® Long Duration Fund (the “Funds”)
Effective immediately, the primary broad-based securities market index of the Funds is the ICE BofA SOFR Overnight Rate Index.
Accordingly, effective immediately, the second paragraph of the “Performance Information” section of the PIMCO RAE Worldwide Long/Short PLUS Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s broad-based securities market index is the ICE BofA SOFR Overnight Rate Index. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Fund’s broad-based securities market index was the 3 Month USD LIBOR Index. The Fund’s new benchmark index was selected to replace the 3 Month USD LIBOR Index in light of the upcoming cessation of LIBOR. The 3 Month USD LIBOR Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The Lipper Alternative Long/Short Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options, or equity index options.
In addition, effective immediately, the second paragraph of the “Performance Information” section of the PIMCO RAE Fundamental Advantage PLUS Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
The Fund’s broad-based securities market index is the ICE BofA SOFR Overnight Rate Index. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Fund’s broad-based securities market index was the 3 Month USD LIBOR Index. The Fund’s new benchmark index was selected to replace the 3 Month USD LIBOR Index in light of the upcoming cessation of LIBOR. The 3 Month USD LIBOR Index is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The Lipper Alternative Equity Market Neutral Funds Average is a total return performance average of funds tracked by Lipper, Inc. that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.

In addition, effective immediately, the second and third paragraphs of the “Performance Information” section of the PIMCO StocksPLUS® Long Duration Fund’s Fund Summary in the Prospectus are deleted in their entirety and replaced with the following:
The Fund measures its performance against a primary benchmark and a secondary benchmark. The Fund’s primary benchmark is the S&P 500 Index. The Fund’s secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Long-Term Government/Credit Index and subtracting ICE BofA SOFR Overnight Rate Index. This blend is intended to represent a portfolio which obtains 100% exposure to the S&P 500 Index via derivatives in exchange for payment of SOFR and invests the capital in a long duration bond portfolio. The portfolio manager believes that this self-blended benchmark reflects the Fund’s investment strategy more accurately than the S&P 500 Index.
The S&P 500 Index is an unmanaged market index generally considered representative of the stock market as a whole. The S&P 500 Index focuses on the large‑cap segment of the U.S. equities market. The secondary benchmark is a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Long-Term Government/Credit Index and subtracting ICE BofA SOFR Overnight Rate Index. The Bloomberg Long-Term Government/Credit Index is an unmanaged index of U.S. Government or Investment Grade Credit Securities having a maturity of 10 years or more. The ICE BofA SOFR Overnight Rate Index tracks the performance of a synthetic asset paying SOFR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. SOFR (Secured Overnight Funding Rate) is an overnight rate (published in arrears) and was chosen by the Alternative Reference Rates Committee (“ARRC”) as the successor to the USD LIBOR (London Interbank Offered Rate). SOFR is secured (collateralized by Treasuries), calculated by the Federal Reserve Bank of New York, and transactions based. Prior to July 1, 2022, the Fund’s secondary benchmark was a blend constructed by adding the returns of the S&P 500 Index to the Bloomberg Long-Term Government/Credit Index and subtracting 3 Month LIBOR. The Fund’s new secondary benchmark index was selected to replace the 3 Month LIBOR portion of the Fund’s former secondary benchmark index in light of the upcoming cessation of LIBOR. The 3 Month LIBOR is an average interest rate, determined by the ICE Benchmark Administration, that banks charge one another for the use of short-term money (3 months) in England’s Eurodollar market. The Lipper Specialty Diversified Equity Funds Average is a total return performance average of funds tracked by Lipper, Inc., that, by portfolio practice, invest in all market capitalization ranges without restriction. These funds typically have distinctly different strategies and performance, resulting in a low coefficient of determination (r‑squared) compared to other U.S. diversified equity funds.
In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE Worldwide Long/Short PLUS Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	Since Inception	Inception Date
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.37%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.

In addition, effective immediately, the following disclosure is added above the row relating to the 3 Month USD LIBOR Index in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO RAE Fundamental Advantage PLUS Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	0.37%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
In addition, effective immediately, the following disclosure is added above the row relating to the S&P 500 Index + Bloomberg Barclays Long-Term Government/Credit Index – 3 Month LIBOR in the Average Annual Total Returns table in the “Performance Information” section of the PIMCO StocksPLUS® Long Duration Fund’s Fund Summary in the Prospectus:

	1 Year	5 Years	10 Years
S&P 500 Index + Bloomberg Long-Term Government/Credit Index - ICE BofA SOFR Overnight Rate Index (reflects no deduction for fees, expenses or taxes)[1]	38.32%	-	-

[1]	ICE BofA SOFR Overnight Rate Index was first published on October 1, 2019.
Investors Should Retain This Supplement for Future Reference
PIMCO_SUPP4_070122